Accounts Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net	$ 41,965	$ 35,018
Sales taxes receivable	0	3,087
Lease receivable	1,588	1,585
Other receivables	1,025	2,780
Accounts receivable	$ 44,578	$ 42,470